Investment Strategy - Swan Enhanced Dividend Income ETF	Oct. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal circumstances, invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in dividend-paying common stocks. The Fund invests primarily in large-cap and mid-cap U.S. companies. Additionally, the Fund seeks to enhance its returns by writing call options against all or a portion of its stock portfolio.

Stock Selection Strategy

The Fund’s sub-adviser constructs the Fund’s stock portfolio using a quantitative screening process. The sub-adviser begins with companies included in the S&P 500 Index. The index consists of U.S. large cap stocks, diversified across sectors and industries. All of the stocks have healthy option chains, allowing the Fund to write options on the individual names and collect premiums.

The sub-adviser then ranks the stocks in the index every quarter based on their historic dividend yields as well as their capital appreciation potential. The sub-adviser also considers the historic pricing of options on the stocks under consideration. Some stocks that might have superior dividend payouts or capital appreciation potential may be screened out because their low historical volatility makes them ill-suited for call-writing. Stocks that have been screened out will be replaced by other stocks that rank highly based on the factors listed. The sub-adviser sells a stock when it is no longer listed on the index or when a more attractive stock is identified.

Option Writing Strategy

The Fund sells (write) covered call options against all or a portion of the stocks in the Fund’s portfolio. When the Fund sells a covered call option, the purchaser of the option has the right to buy that stock at a predetermined price (known as the strike price) up to a certain date in the future (known as the expiration date). If the purchaser exercises the option, the Fund must sell the stock to the purchaser at the strike price. Each option is “covered” because the Fund owns the stock at the time it sells the option. As the seller of the option, the Fund receives a premium from the purchaser of the call option, which may provide gains to the Fund. Selling covered call options may reduce volatility in the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums.

The sub-adviser has pre-designated exit points for each option where it hopes to close out (buy back) the written option prior to the stock being called away.